Average Annual Total Returns{- Fidelity® Blue Chip Value Fund} - 07.31 Fidelity Blue Chip Growth Fund & Fidelity Blue Chip Value Fund Retail Combo PRO-05 - Fidelity® Blue Chip Value Fund	Fidelity Blue Chip Value Fund-Default Return Before Taxes Past 1 year	Fidelity Blue Chip Value Fund-Default Return Before Taxes Past 5 years	Fidelity Blue Chip Value Fund-Default Return Before Taxes Past 10 years	Fidelity Blue Chip Value Fund-Default After Taxes on Distributions Past 1 year	Fidelity Blue Chip Value Fund-Default After Taxes on Distributions Past 5 years	Fidelity Blue Chip Value Fund-Default After Taxes on Distributions Past 10 years	Fidelity Blue Chip Value Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Blue Chip Value Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Blue Chip Value Fund-Default After Taxes on Distributions and Sales Past 10 years	RS005 Past 1 year	RS005 Past 5 years	RS005 Past 10 years
Total	21.71%	6.84%	9.43%	21.17%	6.44%	9.08%	13.18%	5.31%	7.71%	26.54%	8.29%	11.80%